Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Increases in Net assets available for benefits:
Interest and dividend income on diversified investments	$ 38,808,313
Interest on Notes receivable from participants	8,786,903
Contributions from participants	303,562,399
Contributions from The Sherwin-Williams Company	159,753,415
Other income	780,757
Total additions	561,930,630
Decreases in Net assets available for benefits:
Benefits paid directly to participants	(1,247,566,084)
Fees	(3,374,484)
Total deductions	(1,250,940,568)
Net realized and unrealized appreciation in fair value of:	486,740,128
Net increase	(202,269,810)
Net assets available for benefits:
Beginning of year	10,563,559,628
End of year	10,361,289,818
The Sherwin-Williams Company common stock
Increases in Net assets available for benefits:
Dividends on The Sherwin-Williams Company common stock	50,238,843
Decreases in Net assets available for benefits:
Net realized and unrealized appreciation in fair value of:	(227,459,790)
Diversified investments
Decreases in Net assets available for benefits:
Net realized and unrealized appreciation in fair value of:	$ 714,199,918